TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net Operating losses	$ 24,972	$ 28,091
Lease provision	1,511	1,472
Other	203	199
Deferred tax assets	26,686	29,762
Deferred tax liabilities:
Land	(5,408)	(5,181)
Building	(10,344)	(10,065)
Other	(605)	(397)
Deferred tax liabilities	(16,357)	(15,643)
Valuation allowance	(24,371)	(27,739)
Deferred tax liabilities, net	$ (14,042)	$ (13,620)